Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2021
Summary of Depreciation Using Methods, Annual Rates and Period

Items of property, plant and equipment are recorded at cost, net of accumulated depreciation and impairment charges. Depreciation is calculated using the following methods, annual rates and period:

	Methods	Annual rates and period
Equipment	Declining balance and straight-line	20%
Furniture and fixtures	Declining balance and straight-line	10% to 20%
Computer equipment	Straight-line	25% to 33 1/3%
Leasehold improvements	Straight-line	Remaining lease term